UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY DIVIDEND STRATEGY FUND

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 86.0%
CONSUMER DISCRETIONARY - 5.2%
Hotels, Restaurants and Leisure - 0.6%
513,517	McDonald’s Corp.	$16,632,816

Household Durables - 0.9%
307,369	Fortune Brands, Inc.	25,812,849

Media - 0.9%
300,000	Gannett Co., Inc.	24,012,000
200,000	Regal Entertainment Group, Class A Shares	3,980,000

		27,992,000

Multi-line Retail - 2.1%
300,000	Family Dollar Stores, Inc.	10,035,000
447,222	Target Corp.	22,705,461
552,228	Wal-Mart Stores, Inc.	28,936,747

		61,677,208

Specialty Retail - 0.7%
543,272	The Home Depot, Inc.	22,415,403

	TOTAL CONSUMER DISCRETIONARY	154,530,276

CONSUMER STAPLES - 5.0%
Beverages - 0.9%
100,000	The Coca-Cola Co.	4,149,000
451,374	PepsiCo, Inc.	24,238,784

		28,387,784

Food Products - 1.7%
200,000	Campbell Soup Co.	5,864,000
150,000	General Mills, Inc.	7,948,500
414,324	H.J. Heinz Co.	15,665,590
600,000	Kraft Foods Inc., Class A Shares	20,388,000

		49,866,090

Household Products - 2.4%
730,755	Kimberly-Clark Corp.	47,871,760
435,804	The Procter & Gamble Co.	23,197,847

		71,069,607

	TOTAL CONSUMER STAPLES	149,323,481

ENERGY - 7.0%
Oil and Gas - 7.0%
1,060,749	BP PLC, Sponsored ADR	63,241,855
906,637	ChevronTexaco Corp.	49,321,053
354,925	Equitable Resources, Inc.	20,244,922
1,441,366	Exxon Mobil Corp.	74,374,486

	TOTAL ENERGY	207,182,316

EXCHANGE TRADED FUND - 1.6%
1,702,578	Utilities Select Sector SPDR Fund	48,421,318

FINANCIALS - 18.9%
Banks - 6.9%
669,694	Bank of America Corp.	31,053,711
967,714	The Bank of New York Co., Inc.	28,750,783
375,000	Golden West Financial Corp.	24,232,500
925,000	U.S. Bancorp	27,796,250
400,000	UBS AG	32,552,000
971,734	Wells Fargo & Co.	59,567,294

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Banks - 6.9% (continued)
		$203,952,538

Diversified Financials - 4.4%
180,000	Freddie Mac	11,752,200
420,005	ING Groep N.V., Sponsored ADR	12,121,344
1,807,257	JPMorgan Chase & Co.	67,464,904
550,000	MBNA Corp.	14,619,000
440,000	Merrill Lynch & Co., Inc.	26,430,800

		132,388,248

Insurance - 2.7%
125,000	ACE Ltd.	5,425,000
260,000	American International Group, Inc.	17,235,400
475,000	Assurant, Inc.	15,451,750
563,252	The Chubb Corp.	41,951,009

		80,063,159

Real Estate - 4.9%
1,213,271	Equity Office Properties Trust	33,947,323
563,000	The Mills Corp.	31,488,590
977,500	Plum Creek Timber Co., Inc.	34,916,300
466,950	ProLogis	17,809,473
459,868	Simon Property Group, Inc.	27,270,172

		145,431,858

	TOTAL FINANCIALS	561,835,803

HEALTHCARE - 12.9%
Healthcare Equipment and Supplies - 0.2%
100,000	Medtronic, Inc.	5,249,000

Pharmaceuticals - 12.7%
1,612,209	Abbott Laboratories	72,581,649
532,027	Eli Lilly and Co.	28,857,144
1,338,883	GlaxoSmithKline PLC, ADR	59,674,015
1,413,389	Johnson & Johnson	91,446,268
2,207,112	Pfizer Inc.	53,323,826
1,789,755	Wyeth	70,927,991

		376,810,893

	TOTAL HEALTHCARE	382,059,893

INDUSTRIALS - 12.5%
Aerospace and Defense - 1.5%
300,000	Raytheon Co.	11,220,000
323,827	United Technologies Corp.	32,602,902

		43,822,902

Building Products - 0.3%
214,556	Masco Corp.	7,895,661

Commercial Services and Supplies - 1.9%
550,000	Automatic Data Processing Inc.	23,914,000
150,000	Avery Dennison Corp.	9,013,500
781,583	Waste Management, Inc.	22,665,907

		55,593,407

Electrical Equipment - 2.7%
357,777	Cooper Industries, Ltd., Class A Shares	24,865,502
838,279	Emerson Electric Co.	56,365,880

		81,231,382

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Industrial Conglomerates - 6.1%
386,452	3M Co.	$32,601,091
2,628,399	General Electric Co.	94,964,056
1,508,852	Honeywell International Inc.	54,288,495

		181,853,642

Marine - 0.0%
70,690	Arlington Tankers Ltd.	1,657,680

	TOTAL INDUSTRIALS	372,054,674

INFORMATION TECHNOLOGY - 3.6%
Computers and Peripherals - 0.9%
200,000	Hewlett-Packard Co.	3,918,000
249,844	International Business Machines Corp.	23,340,426

		27,258,426

Electronic Equipment and Instruments - 0.7%
4,005,829	Solectron Corp.*	19,908,970

Software - 2.0%
2,264,435	Microsoft Corp	59,509,352

	TOTAL INFORMATION TECHNOLOGY	106,676,748

MATERIALS - 10.7%
Chemicals - 5.4%
1,454,546	The Dow Chemical Co.	72,290,936
696,607	E.I. du Pont de Nemours & Co.	33,130,629
1,023,300	Olin Corp.	22,788,891
477,495	PPG Industries, Inc.	32,842,106

		161,052,562

Metals and Mining - 2.5%
1,609,871	Alcoa Inc.	47,507,293
640,627	Newmont Mining Corp.	26,643,677

		74,150,970

Paper and Forest Products - 2.8%
788,751	International Paper Co.	30,879,602
9,383	Neenah Paper, Inc.	299,224
822,144	Weyerhaeuser Co.	51,301,786

		82,480,612

	TOTAL MATERIALS	317,684,144

TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.2%
1,626,466	BellSouth Corp.	42,678,468
2,117,028	SBC Communications Inc.	50,300,585
1,741,342	Verizon Communications Inc.	61,974,362

		154,953,415

Wireless Telecommunication Services - 0.3%
300,000	Vodafone Group PLC, Sponsored ADR	7,794,000

	TOTAL TELECOMMUNICATION SERVICES	162,747,415

UTILITIES - 3.1%
Electric Utilities - 1.9%
391,065	Ameren Corp.	19,600,178
475,606	Cinergy Corp.	19,162,166
216,488	FPL Group, Inc.	16,591,640

		55,353,984

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Gas Utilities - 0.6%
450,000	KeySpan Corp.	$17,761,500

Multi-Utilities - 0.6%
800,000	NiSource Inc.	18,320,000

	TOTAL UTILITIES	91,435,484

	TOTAL COMMON STOCK
	(Cost - $2,255,538,682)	2,553,951,552

PREFERRED STOCK - 1.0%
HEALTHCARE - 1.0%
Healthcare Equipment and Supplies - 1.0%
524,088	Baxter International Inc. (a) (Cost - $27,266,427)	28,615,205

PREFERRED CONVERTIBLE STOCK - 0.6%
FINANCIAL - 0.6%
Diversified Financials - 0.6%
85,921	State Street Corp. 6.75% SPACES (b) (Cost - $18,352,210)	17,785,647

WARRANTS - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communication Equipment - 0.0%
234,074	Lucent Technologies Inc.* Expires 12/10/07 (Cost - $0)	272,696

	SUB-TOTAL INVESTMENTS
	(Cost - $2,301,157,319)	2,600,625,100

FACE AMOUNT
REPURCHASE AGREEMENTS - 12.7%
$173,782,000	Bank of America dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $173,794,068; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 7.000% due 2/1/05 to 1/15/14; Market value - $177,257,640)	173,782,000
153,977,000	Deutsche Bank dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $153,987,693; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 7.625% due 2/03/05 to 7/15/32; Market value - $157,056,540)	153,977,000
50,000,000	UBS Financial Services, Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $50,003,472; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 7.875% due 2/04/05 to 8/06/38; Market value - $51,000,000)	50,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $377,759,000)	377,759,000

	TOTAL INVESTMENTS - 100.3%
	(Cost - $2,678,916,319**)	2,978,384,100
	Liabilities in Excess of Other Assets - (0.3)%	(9,125,728)

	TOTAL NET ASSETS - 100.0%	$2,969,258,372

*	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Each unit represent 1 contract to purchase common stock and 1 senior note.

(b)	SPACES SM Forward purchase contract unit - Each unit represents 1 pace (fixed share purchase contract and Treasury security) and 1 cover (variable share repurchase contract) - Service Mark of Goldman Sachs & Co.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organizational and Significant Accounting Policies

The Smith Barney Dividend Strategy Fund (“Fund”), a separate investment fund of the Smith Barney Investment Series (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(e) Investment Transactions. Security transactions are recorded as of trade date.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$328,737,248
Gross unrealized depreciation	(29,269,467)

Net unrealized appreciation	$299,467,781

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 30, 2005